ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE.
Schedule of accounts receivable

	June 30,	December 31,
	2025	2024
Accounts receivable	$20,729	$134,960
Allowance for CECL	(73)	(134,960)
Accounts receivable, net	$20,656	$—

	December 31,	December 31,
	2024	2023
Accounts receivable	$134,960	$211,369
Allowance for CECL	(134,960)	(47,199)
Accounts receivable, net	$—	$164,170

Schedule of CECL rates used to calculate current expected credit losses

The following CECL rates were used to calculate expected credit losses for the six months ended June 30, 2025.

Age of accounts receivable	Current
Historical loss rate	0.00%
Adjustment rate	0.35%
CECL rate	0.35%

The following CECL rates were used to calculate expected credit losses for the year ended December 31, 2024.

Age of accounts receivable	Over 365 days
Historical loss rate	20.00%
Adjustment rate	80.00%
CECL rate	100.00%

Age of accounts receivable	Current	31-60 days	61-90 days	91-180 days	181-365 days	Over 365 days
Historical loss rate	0.00%	0.00%	0.00%	0.00%	5.00%	20.00%
Adjustment	0.38%	0.76%	1.14%	1.26%	2.53%	4.55%
CECL rate	0.38%	0.76%	1.14%	1.26%	7.53%	24.55%